Contract Liability (Details) - Schedule of Contract Liability - USD ($)	6 Months Ended
	Apr. 30, 2024	Oct. 31, 2023
Contract with Customer, Liability [Abstract]
Customer deposits for car purchase	$ 190,989	$ 971,525
Total, net	$ 190,989	$ 971,525